SHARE CAPITAL AND OTHER EQUITY INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
SHARE CAPITAL AND OTHER EQUITY INSTRUMENTS

NOTE 7. SHARE CAPITAL AND OTHER EQUITY INSTRUMENTS

Public Offering

On January 30, 2025, the Company commenced a best efforts public offering (the “Offering”) of an aggregate of (i) 102,444 shares (the “Shares”) of Common Stock of the Company, (ii) 36,444 pre-funded warrants (the “Pre-Funded Warrants”) to purchase 36,444 shares of Common Stock (the “Pre-Funded Warrant Shares”), (iii) 138,889 Series A warrants (the “Series A Warrants”) to purchase 138,889 shares of Common Stock (the “Series A Warrant Shares”), and (iv) 138,889 Series B warrants (the “Series B Warrants,” and together with the Series A Warrants, the “Warrants”) to purchase 138,889 shares of Common Stock (the “Series B Warrant Shares”). Each Share or Pre-Funded Warrant was sold together with one Series A Warrant to purchase one share of Common Stock and one Series B Warrant to purchase one share of Common Stock. The offering price for each Share and accompanying Warrants was $36.00, and the offering price for each Pre-Funded Warrant and accompanying Warrants was $35.9988. The Pre-Funded Warrants have an exercise price of $0.0012 per share, are exercisable immediately and will expire when exercised in full. Each Warrant has an exercise price of $36.00 per share and will be exercisable immediately upon issuance (“Initial Exercise Date”). The Series A Warrants expire on the five-year anniversary of the Initial Exercise Date. The Series B Warrants expire on the 18-month anniversary of the Initial Exercise Date.

The Offering closed on February 3, 2025. The net proceeds of the Offering, after deducting the fees and expenses of the Placement Agent (as defined below), described in more detail below, and other offering expenses payable by the Company, but excluding the net proceeds from the exercise of the Warrants, is $4,244,467.

All of the Warrants issued in connection with the Offering were determined to be equity classified in accordance with the guidance at ASC 480, Distinguishing Liabilities from Equity and ASC 815-40, Derivatives and Hedging.

In connection with the Offering, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with a certain institutional investor. Pursuant to the Purchase Agreement, the Company agreed not to issue, enter into any agreement to issue or announce the issuance or proposed issuance of any shares of Common Stock or any securities convertible into or exercisable or exchangeable for shares of Common Stock or file any registration statement or prospectus, or any amendment or supplement thereto for 60 days after the closing date of the Offering, subject to certain exceptions. In addition, the Company has agreed not to effect or enter into an agreement to effect any issuance of Common Stock or any securities convertible into or exercisable or exchangeable for shares of Common Stock involving a variable rate transaction (as defined in the Purchase Agreement) until the one-year anniversary of the closing date of the Offering, subject to an exception.

A holder will not have the right to exercise any portion of the Warrants or Pre-Funded Warrants if the holder (together with its affiliates) would beneficially own in excess of 4.99% or 9.99%, as applicable, of the number of shares of Common Stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the Warrants or the Pre-Funded Warrants, respectively.

Pursuant to an engagement agreement, as amended, (the “Engagement Agreement”) with H.C. Wainwright & Co., LLC (the “Placement Agent”), the Company agreed to pay the Placement Agent in connection with the Offering (i) a cash fee equal to 7.0% of the aggregate gross proceeds received in the Offering, (ii) a management fee equal to 1.0% of the aggregate gross proceeds received in the Offering, (iii) a non-accountable expense allowance of $25,000, (iv) reimbursement of up to $100,000 for legal fees and expenses and other out of pocket expenses and (v) up to $15,950 for the clearing expenses.

Also pursuant to the Engagement Agreement, the Company, in connection with the Offering, agreed to issue to the Placement Agent or its designees warrants (the “Placement Agent Warrants”) to purchase up to an aggregate of 9,723 shares of Common Stock (the “Placement Agent Warrant Shares”) (which represents 7.0% of the Shares and Pre-Funded Warrants sold in the Offering). The Placement Agent Warrants have an exercise price of $45.00 per share (which represents 125% of the public offering price per Share and accompanying Warrants), expire on February 3, 2030, and are exercisable following the Initial Exercise Date. The grant date fair value of the Placement Agent Warrants were $147,564 on February 3, 2025 and were recorded as offering costs. The measurement of fair value of Placement Agent Warrants were determined utilizing a Black-Scholes model considering all relevant assumptions current at the date of issuance (i.e., share price of $21.72, exercise price of $45.00, term of five years, volatility of 106%, risk-free rate of 4.4%, and expected dividend rate of 0%).

As of September 30, 2025, a total of 36,444 shares of Common Stock have been issued due to exercises of the Pre-Funded Warrants. Prior to the inducement warrant transaction discussed below, 2,084 shares of Common Stock have been issued due to exercises of the Series B Warrants.

Inducement Warrant Transaction

On September 17, 2025, the Company entered into warrant exercise inducement offer letters (the “Inducement Letters”) with certain holders of the Company’s Series A Warrants and Series B Warrants originally issued in February 2025 (collectively, the “Existing Warrants”), which closed on September 18, 2025. Pursuant to the Inducement Letters, the holders agreed to exercise for cash their Existing Warrants to purchase 202,083 shares of the Company’s Common Stock, in the aggregate, at a reduced exercise price of $10.98 per share (from an original exercise price of $36.00 per share), in exchange for the Company’s agreement to issue new warrants (the “Series C Warrants” and “Series D Warrants,” collectively, the “Inducement Warrants”) to purchase up to 404,166 shares of the Company’s Common Stock under each series (the “Inducement Warrant Shares”). Pursuant to Nasdaq Listing Rule 5635(d), the Company is required to obtain approval from the Company’s stockholders before issuing any underlying Inducement Warrant Shares upon exercise of the Inducement Warrants (“Stockholder Approval”).

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The Series C Warrants have an exercise price of $10.98 per share and expire five years from the date Stockholder Approval is received. The Series D Warrants have the same exercise price and expire eighteen months from the date Stockholder Approval is received. The inducement warrant transaction closed on September 18, 2025. The Company received aggregate gross proceeds of $2,218,873 from the exercise of the Existing Warrants by the holders.

All of the Inducement Warrants issued in connection with the inducement warrant transaction were determined to be equity classified in accordance with the guidance at ASC 480, Distinguishing Liabilities from Equity and ASC 815-40, Derivatives and Hedging.

The Company engaged the Placement Agent to act as its exclusive placement agent in connection with the transactions summarized above and agreed to pay the Placement Agent a cash fee equal to 7.0% of the gross proceeds as well as a management fee equal to 1.0% of the aggregate gross proceeds from the exercise of the Existing Warrants, plus reimbursement for certain expenses and the issuance of 14,146 placement agent warrants. The placement agent warrants have the same terms as the Series C Warrants, except the placement agent warrants have an exercise price of $13.7256 per share. The grant date fair value of these placement agent warrants was estimated to be $90,000 on September 18, 2025 and was charged to additional paid-in capital as issuance costs. The Company also incurred legal and other offering-related fees of $334,659, which were similarly charged to additional paid-in capital.

The Company agreed to file a registration statement on Form S-3 covering the resale of the Inducement Warrant Shares issued or issuable upon the exercise of the Inducement Warrants within 10 days of entering into the Inducement Letters. Pursuant to the Inducement Letters, the Company agreed not to issue any shares of Common Stock or Common Stock equivalents or to file any other registration statement with the SEC (in each case, subject to certain exceptions) for a period ending on October 2, 2025. The Company also agreed not to effect or agree to effect any variable rate transaction (as defined in the Inducement Letters) until September 17, 2026.

In connection with this inducement warrant transaction, the Company determined the fair value of the Existing Warrants immediately prior to the Inducement Letters and the intrinsic value of the Existing Warrants immediately after the modification. The fair value of the Existing Warrants immediately prior to the Inducement Letters was $636,662 and was determined utilizing a Black-Scholes model considering all relevant assumptions current at the date of issuance (i.e., (1) risk-free interest rate of 3.6%; (2) expected life in years of 4.38 and 0.88 for the Series A Warrants and Series B Warrants, respectively (3) expected stock volatility of 129.0% and 134.0% for the Series A Warrants and Series B Warrants, respectively; and (4) expected dividend yields of 0%). The reduced Existing Warrants were exercisable at market price and therefore had no fair value.

The measurement of fair value of the Inducement Warrants were determined utilizing a Black-Scholes model considering all relevant assumptions current at the date of issuance (i.e., (1) risk-free interest rates of 3.6% and 3.5% for the Series C Warrants and Series D Warrants, respectively; (2) expected life in years of 5.23 and 1.73 for the Series C Warrants and Series D Warrants, respectively; (3) expected stock volatility of 126.0% and 125.0% for the Series C Warrants and Series D Warrants, respectively; and (4) expected dividend yields of 0%). The grant date fair value of these Inducement Warrants was estimated to be $2,150,111 on September 18, 2025 and is reflected within additional paid-in capital as of September 30, 2025. The deemed dividend, calculated as the difference between the fair value of all securities and other consideration transferred in the transaction in excess of the fair value of securities issuable pursuant to the original warrant terms, was $1,513,449. In accordance with ASC 260, earnings per share, the deemed dividend was also recorded as an increase in net loss available to common stockholders for purposes of calculating net loss per share.

At the Market Offering

The Company entered into an at the market offering agreement, or the (“ATM Agreement”), with H.C. Wainwright & Co., LLC, or (“Wainwright”), acting as sales agent, on April 9, 2025, relating to shares of Common Stock. Under the ATM Agreement, the Company may offer and sell shares of Common Stock having an aggregate offering price of up to $1,854,151 from time to time through Wainwright. Wainwright will receive 3% of the gross sales price of the shares sold as a placement fee.

Because the purchase price per share to be paid for the shares of Common Stock that the Company may elect to sell under the ATM Agreement, if any, will fluctuate based on the market prices of the Company’s Common Stock at the time the Company elects to sell shares pursuant to the ATM Agreement, if any, it is not possible for us to predict the number of shares of Common Stock that the Company will sell under the ATM Agreement, the purchase price per share the buyer will pay for shares purchased from the Company under the ATM Agreement, or the aggregate gross proceeds that the Company will receive from those purchases under the ATM Agreement.

As of September 30, 2025, the Company has issued 110,242 shares under the ATM Agreement for net cash proceeds of $1,636,799.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Stock Options

2020 Long-Term Incentive Plan, as amended (“Incentive Plan”)

Effective March 21, 2025, the Board approved an equitable adjustment to increase the number of shares available under the Incentive Plan by 24,978 shares. On March 24, 2025, the Company registered for resale on Form S-8 the additional shares as a result of the equitable adjustment. As of September 30, 2025, the total number of shares available for grant under the Incentive Plan was 7,549.

The Company’s stock based compensation expense, recorded within general and administrative expense in the unaudited condensed consolidated statement of operations and comprehensive loss, related to stock options for the three months ended September 30, 2025 and 2024 was $414 and $414, respectively.

The Company’s stock based compensation expense, recorded within general and administrative expense, related to stock options for the nine months ended September 30, 2025 and 2024 was $1,242 and $(5,854), respectively.

As of September 30, 2025, the Company had $690 in unamortized stock option expense, which will be recognized over a weighted average period of 0.40 years.

Issuance of Restricted Stock Units

The Company’s activity in restricted stock units was as follows for the nine months ended September 30, 2025:

	Number of shares	Weighted average fair value
Non-vested at December 31, 2024	3,992	$288.96
Granted	19,564	15.24
Forfeited	—	—
Vested	(721)	1,060.04
Non-vested at September 30, 2025	22,835	$30.10

For the three months ended September 30, 2025 and 2024, the Company recorded $186,567 and $369,200, respectively, in stock-based compensation expense related to restricted stock units, which is a component of both general and administrative and research and development expenses in the unaudited condensed consolidated statement of operations and comprehensive loss. For the nine months ended September 30, 2025 and 2024, the Company recorded $585,847 and $1,096,570, respectively, in stock-based compensation expense related to restricted stock units, which is a component of both general and administrative and research and development expenses in the condensed consolidated statement of operations and comprehensive loss. As of September 30, 2025, the Company had unamortized stock-based compensation costs related to restricted stock units of $604,895 which will be recognized over a weighted average period of 2.87 years. As of September 30, 2025, 836 restricted stock units are vested without shares of Common Stock being issued, with all of these shares due as of September 30, 2025.

The following table summarizes the Company’s recognition of stock-based compensation for restricted stock units for the following periods:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Stock-based compensation expense for RSUs:
General and administrative	$96,716	$162,042	$291,776	$476,513
Research and development	89,851	207,158	294,071	620,057
Total	$186,567	$369,200	$585,847	$1,096,570

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Warrants

The following table summarizes information about shares issuable under warrants outstanding at September 30, 2025:

	Warrant shares outstanding	Weighted average exercise price	Weighted average remaining life	Intrinsic value
Outstanding at December 31, 2024	4,668	$6,440.40	2.7	$—
Issued	742,238	13.49	—	—
Exercised	(240,611)	9.32	—	—
Forfeited	(408)	6,730.20	—	—
Outstanding at September 30, 2025	505,887	68.73	3.2	—

Exercisable at September 30, 2025	87,588	$344.10	2.8	$—

NOTE 8. SHARE CAPITAL AND OTHER EQUITY INSTRUMENTS

Authorized Capital

The holders of the Company’s common stock are entitled to one vote per share. Holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of legally available funds. Upon the liquidation, dissolution, or winding up of the Company, holders of common stock are entitled to share ratably in all assets of the Company that are legally available for distribution. As of December 31, 2024 and December 31, 2023, 100,000,000 shares of common stock and 20,000,000 shares of Preferred Stock were authorized under the Company’s articles of incorporation.

Equity Distribution Agreement

On September 1, 2023, the Company entered into the Equity Distribution Agreement (the “Distribution Agreement”), with Canaccord, Genuity LLC (“Canaccord”) pursuant to which the Company may offer and sell from time to time, through Canaccord as sales agent and/or principal, shares of common stock of the Company having an aggregate offering price of up to $10.0 million. Due to the offering limitations applicable to the Company and in accordance with the terms of the Distribution Agreement, the Company may offer Common Stock having an aggregate gross sales price of up to $2,392,514 pursuant to the prospectus supplement dated September 1, 2023 (the “Prospectus Supplement”). Subject to the terms and conditions of the Distribution Agreement, Canaccord may sell the Common Stock by any method permitted by law deemed to be an “at-the-market offering”. The Company will pay Canaccord a commission equal to 3.0% of the gross sales price of the Common Stock sold through Canaccord under the Distribution Agreement and has also agreed to reimburse Canaccord for certain expenses. The Company may also sell Common Stock to Canaccord as principal for Canaccord’s own account at a price agreed upon at the time of sale. Any sale of Common Stock to Canaccord as principal would be pursuant to the terms of a separate terms agreement between the Company and Canaccord.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

On December 28, 2023, the Company entered into warrant exercise inducement offer letters (the “Inducement Letters”) with certain holders (the “Holders”) of the warrants that were modified in July 2022 (the “February 2022 Post-Modification Warrants”) and registered direct (“RD”) and the private investment in public equity (“PIPE”) preferred investment options to purchase shares of the Company’s common stock (the “Existing Warrants and Investment Options”) pursuant to which the Holders agreed to exercise for cash their Existing Warrants and Investment Options to purchase 6,234 shares of the Company’s common stock, in the aggregate, at a reduced exercised price of $246.60 per share (from an original exercise price of $1,400.40 per share), in exchange for the Company’s agreement to issue new warrants (the “Inducement Warrants”) to purchase up to 12,467 shares of the Company’s common stock (the “Inducement Warrant Shares”), and the Holders to make a cash payment of $22.56 per Inducement Warrant share for total proceeds of $280,500. In January 2024, the Company received aggregate gross proceeds of $1,817,640 from the exercise of the Existing Warrants and Investment Options by the Holders and the sale of the Inducement Warrants. Because the Existing Warrants and Investment Options by the Holders and the sale of the Inducement Warrants that exercised on December 28, 2023 and unsettled until January 2024, the proceeds are included in the consolidated balance sheet as a subscription receivable as of December 31, 2023. As of December 31, 2023, 2,322 shares of the Existing Warrants and Investment Options exercised were considered issued as the Company had the enforceable right to obtain the cash proceeds, which were in-transit, and the Holders were no longer able to rescind the exercise election. Due to the beneficial ownership limitation provisions, 3,912 shares of the Existing Warrants and Investment Options exercised were initially unissued and held in abeyance for the benefit of the Holder until notice is received from the Holder that the shares may be issued in compliance with such limitation. During the year ended December 31, 2024, the Company issued all 3,912 shares of common stock of the 3,912 shares of Existing Warrants and Investment Options exercised that were held in abeyance due to the beneficial ownership limitation provisions.

On December 28, 2023, the Company entered into warrant exercise inducement offer letters (the “Inducement Letters”) with certain holders of warrants and preferred investment options. The Inducement Letters prohibit the Company from entering into any variable rate transaction as defined in the Inducement Letters, including the issuance of (1) any variable priced debt or equity securities or (2) transactions whereby the Company may issue securities at a future determined price, such as through an at-the-market offering or an equity line of credit. The variable rate transaction restriction would have expired after six-months from the closing date of December 28, 2023 for the Inducement Letters for an issuance through an at-the-market offering, and one-year for the remaining variable rate transactions, however the restriction was waived for the at-the-market offering on March 8, 2024 and the equity line on May 3, 2024.

On March 8, 2024, the Company entered into a series of common stock purchase agreements for the issuance in a registered direct offering of 1,271 shares of the Company’s common stock to the Holders of the Inducement Warrants. The issuance was made in exchange for the permanent and irrevocable waiver of the variable rate transaction limitation solely with respect to the entry into and/or issuance of shares of common stock in an at the market offering contained in the Inducement Letters. The fair value of the shares issued for consideration of waiving the variable rate transaction limitation was $322,453 and was charged to additional paid in capital, as it is direct and incremental to the Distribution Agreement, on the consolidated balance sheet as an offering cost related to the Distribution Agreement.

During the year ended December 31, 2024, the Company issued 9,267 shares of common stock for gross proceeds of $2,392,502 under the Distribution Agreement, and charged offering costs of $583,713 to additional paid in capital on the consolidated balance sheet. As of December 31, 2024 and December 31, 2023, there were deferred offering costs related to the Distribution Agreement of $0 and $171,944, respectively. As of December 31, 2024, there is $0 available under the Distribution Agreement.

Lincoln Park Equity Line

On November 3, 2023, the Company entered into a Purchase Agreement (the “Purchase Agreement”) and a registration rights agreement (the “Registration Rights Agreement”), with Lincoln Park Capital Fund, LLC (“Lincoln Park”), pursuant to which Lincoln Park has committed to purchase up to $10.0 million of the Company’s common stock, subject to certain limitations and satisfaction of the conditions set forth in the Purchase Agreement.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Under the terms and subject to the conditions of the Purchase Agreement, the Company has the right, but not the obligation, to sell to Lincoln Park, and Lincoln Park is obligated to purchase up to $10.0 million of the Company’s Common Stock (the “Purchase Shares”). However, such sales of Common Stock by the Company, if any, will be subject to important limitations set forth in the Purchase Agreement, including limitations on number of shares that may be sold. Sales may occur from time to time, at the Company’s sole discretion, over the 24-month period commencing on the date that the conditions to Lincoln Park’s purchase obligation set forth in the Purchase Agreement are satisfied, including that a registration statement on Form S-1 covering the resale of the shares of the Company’s Common Stock that have been and may be issued to Lincoln Park under the Purchase Agreement, which the Company has filed with the SEC pursuant to the Registration Rights Agreement, is declared effective by the SEC and a final prospectus relating thereto is filed with the SEC. As required under the Purchase Agreement, the Company registered a resale of 6,336 shares of the Company’s common stock, plus the 775 commitment shares, by Lincoln Park on a registration statement on Form S-1 dated November 8, 2023, which was declared effective by the SEC on December 5, 2023. As of July 30, 2024, there were no remaining shares available to be issued in connection with this registration statement. On September 4, 2024, the Company filed an amended Form S-1, which was declared effective by the SEC on September 11, 2024. The amended Form S-1 registered an additional 27,223 shares of common stock that are available to be issued to Lincoln Park in connection with this agreement.

Because the purchase price per share to be paid by Lincoln Park for the shares of Common Stock that the Company may elect to sell to Lincoln Park under the Purchase Agreement, if any, will fluctuate based on the market prices of the Company’s Common Stock at the time the Company elects to sell shares to Lincoln Park pursuant to the Purchase Agreement, if any, it is not possible for the Company to predict the number of shares of Common Stock that the Company will sell to Lincoln Park under the Purchase Agreement, the purchase price per share that Lincoln Park will pay for shares purchased from the Company under the Purchase Agreement, or the aggregate gross proceeds that the Company will receive from those purchases by Lincoln Park under the Purchase Agreement.

On May 3, 2024, the Company entered into a series of common stock purchase agreements for the issuance in a registered direct offering of an aggregate of 2,545 shares of the Company’s common stock, to certain institutional investors. The issuance was made in exchange for the permanent and irrevocable waiver of the variable rate transaction limitation with respect to any existing or future agreement by the Company to effect any issuance of shares and issue such shares thereunder, as contained in those certain Inducement Offer Letters, dated December 28, 2023, between the Company and those certain institutional investors. The Company will not receive any net proceeds in connection with the offering. The fair value of the shares issued for consideration of waiving the variable rate transaction limitation was $448,840 and was recorded as deferred offering costs, as direct and incremental to the Purchase Agreement, within prepaid expenses and other current assets on the consolidated balance sheet related to the Purchase Agreement.

The common stock purchase agreements contain customary representations and warranties and certain indemnification obligations of the Company. The common stock purchase agreements also restrict the Company from issuing, entering into any agreement to issue, or announcing the issuance of the Company’s common stock from the date of the common stock purchase agreements until the earlier of 30 days after entering into the agreements or at such time as one million (1,000,000) shares of the Company’s common stock have traded in the open market. The closing of the issuance of the Shares pursuant to the common stock purchase agreements closed on May 3, 2024.

During the year ended December 31, 2024, the Company had issued 13,278 shares of common stock, through the Purchase Agreement for gross cash proceeds of $1,083,709. During the year ended December 31, 2024, the Company charged offering costs of $471,756 to additional paid in capital on the consolidated balance sheet. As of December 31, 2024 and 2023, the Company has capitalized deferred offering costs of $0 and $395,660, respectively. As of December 31, 2024, there were 20,281 shares available to be issued in connection with the Purchase Agreement. The Company engaged in a best efforts public offering in the first quarter of 2025 (described below), which restricts the use of the Lincoln Park Equity Line for a period of one year from February 3, 2025.

Common Stock Activity

During the year ended December 31, 2024 a total of 153 shares of common stock were issued pursuant to the vesting of restricted stock units. During the year ended December 31, 2023 a total of 576 shares of common stock were issued pursuant to the vesting of restricted stock units.

Stock Options

Amendment to 2020 Long-Term Incentive Plan

On May 3, 2022, the board of directors (“Board”) adopted the First Amendment (the “Plan Amendment”) to the Enveric Biosciences, Inc. 2020 Long-Term Incentive Plan (the “Incentive Plan”) to (i) increase the aggregate number of shares available for the grant of awards by 812 shares to a total of 1,112 shares, and (ii) add an “evergreen” provision whereby the number of shares authorized for issuance pursuant to awards under the Incentive Plan will be automatically increased on the first trading date immediately following the date the Company issues any share of common stock (defined below) to any person or entity, to the extent necessary so that the number of shares of the Company’s common stock authorized for issuance under the Incentive Plan will equal the greater of (x) 1,112 shares, and (y) 15% of the total number of shares of the Company’s common stock outstanding as of such issuance date (the “Evergreen Provision”). The Plan Amendment was approved by the Company’s shareholders at a special meeting of the Company’s shareholders held on July 14, 2022.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

On November 2, 2023, the stockholders approved the amendments to the 2020 Long-Term Incentive Plan, which was approved by the Board on August 8, 2023 (the “Amended Incentive Plan”). The Amended Incentive Plan (i) increased the number of authorized shares reserved for issuance under the Amended Incentive Plan to a maximum of 1,945, subject to equitable adjustment, and (ii) removed the Evergreen Provision implemented in the Plan Amendment. During the first quarter of 2024, the Board approved an equitable adjustment to increase the number of shares available under the Plan by 749 shares. Effective October 9, 2024, the Board approved an equitable adjustment to increase the number of shares available under the Incentive Plan by 5,367 shares, which increased the total number of authorized shares under the Incentive Plan to 8,061 shares. As of December 31, 2024, the total number of shares available for grant under the Incentive Plan was 2,139.

A summary of the stock option activity under the Company’s incentive plan for the years ended December 31, 2024 and 2023 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2023	268	$6,669.00	$8,067.60	4.1	$—
Granted	—	—	—		—
Forfeited	(100)	552.60	464.40		—
Outstanding at December 31, 2023	168	10,290.60	13,899.60	3.4	—
Granted	—	—	—		—
Forfeited	(40)	7,083.00	9,723.60		—
Outstanding at December 31, 2024	128	$11,298.60	$15,211.80	2.3	$—

Exercisable at December 31, 2024	124	$11,669.04	$15,722.40	2.0	$—

The Company’s stock based compensation expense, recorded within general and administrative expense in the consolidated statement of operations and comprehensive loss, related to stock options for the years ended December 31, 2024 and 2023 was $(5,441) and $156,075, respectively.

As of December 31, 2024, the Company had $1,932 in unamortized stock option expense, which will be recognized over a weighted average period of 1.15 years.

Issuance of Restricted Stock Units

The Company’s activity in restricted stock units was as follows for the year ended December 31, 2024:

	Number of shares	Weighted average fair value
Non-vested at January 1, 2023	349	$16,662.60
Granted	1,013	491.40
Forfeited	(242)	4,629.60
Vested	(348)	3,564.00
Non-vested at December 31, 2023	772	5,214.60
Granted	3,544	106.08
Forfeited	(154)	516.60
Vested	(170)	3,999.60
Non-vested at December 31, 2024	3,992	$288.96

For the years ended December 31, 2024 and 2023, the Company recorded $1,475,947 and $1,994,085, respectively, in stock-based compensation expense related to restricted stock units, which is a component of both general and administrative and research and development expenses in the consolidated statement of operations and comprehensive loss. As of December 31, 2024, the Company had unamortized stock-based compensation costs related to restricted stock units of $892,536 which will be recognized over a weighted average period of 1.91 years. As of December 31, 2024, 115 restricted stock units are vested without shares of common stock being issued, with all of these shares due as of December 31, 2024.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The following table summarizes the Company’s recognition of stock-based compensation for restricted stock units for the following periods:

	Year ended December 31,
	2024	2023
Stock-based compensation expense for RSUs:
General and administrative	$646,636	$1,085,791
Research and development	829,311	908,294
Total	$1,475,947	$1,994,085

Restricted Stock Awards

The Company’s activity in restricted common stock was as follows for the years ended December 31, 2024:

	Number of shares	Weighted average fair value
Non-vested at January 1, 2024	—	—
Granted	1,216	$75.60
Vested	(1,216)	$75.60
Non-vested at December 31, 2024	—	$—

For the years ended December 31, 2024 and 2023, the Company recorded $91,886 and $0, respectively, in stock-based compensation expense within general and administrative expense, related to restricted stock awards. As of December 31, 2024, there were no unamortized stock-based compensation costs related to restricted share awards. The balance of Common Shares related to the vested restricted stock awards as of December 31, 2024 will be issued during the 2025 calendar year. There are 1,216 vested and unissued shares of restricted stock awards as of December 31, 2024. These shares were issued during the first quarter of 2025.

Warrants and Preferred Investment Options

The following table summarizes information about shares issuable under warrants outstanding at December 31, 2024 and 2023:

	Warrant shares outstanding	Weighted average exercise price	Weighted average remaining life	Intrinsic value
Outstanding at January 1, 2023	3,619	$10,504.80	3.6	$5,514
Issued	12,841	246.60	—	—
Exercised	(678)	246.60	—	—
Forfeited	(254)	20,070.00		—
Outstanding at December 31, 2023	15,528	2,122.20	4.6	—
Issued	—	—	—	—
Expired	(4)	28,800.00	—	—
Exercised	(10,856)	246.60	—	—
Outstanding at December 31, 2024	4,668	$6,440.40	2.7	$—

Exercisable at December 31, 2024	4,668	$6,440.40	2.7	$—

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The following table summarizes information about investment options outstanding at December 31, 2024 and 2023:

	Investment options outstanding	Weighted average exercise price	Weighted average remaining life	Intrinsic value
Outstanding at January 1, 2023	5,945	$1,427.40	5.1	$—
Exercised	(5,556)	246.60	—	—
Outstanding at December 31, 2023	389	1,800.00	4.1	$—
Exercised	—	—	—	—
Outstanding at December 31, 2024	389	$1,800.00	2.6	$—

Exercisable at December 31, 2024	389	$1,800.00	2.6	$—

On December 28, 2023, the Company entered into warrant exercise inducement offer letters (the “Inducement Letters”) with certain holders (the “Holders”) of the February 2022 Post-Modification Warrant and RD and PIPE preferred investment options to purchase shares of the Company’s common stock (the “Existing Warrants and Investment Options”) pursuant to which the Holders agreed to exercise for cash their Existing Warrants and Investment Options to purchase 6,234 shares of the Company’s common stock, in the aggregate, at a reduced exercised price of $246.60 per share (from an original exercise price of $1,400.40 per share), in exchange for the Company’s agreement to issue new warrants (the “Inducement Warrants”) to purchase up to 12,467 shares of the Company’s common stock (the “Inducement Warrant Shares”), and the Holders to make a cash payment of $22.56 per Inducement Warrant share for total proceeds of $280,500. In January 2024, the Company received aggregate gross proceeds of $1,817,640 from the exercise of the Existing Warrants and Investment Options by the Holders and the sale of the Inducement Warrants. Because the Existing Warrants and Investment Options by the Holders and the sale of the Inducement Warrants that exercised on December 28, 2023 and unsettled until January 2024, the proceeds are included in the consolidated balance sheet as a subscription receivable as of December 31, 2023. As of December 31, 2023, 2,322 shares of the Existing Warrants and Investment Options exercised were considered issued as the Company had the enforceable right to the obtain the cash proceeds, which were in-transit, and the Holders were no longer able to rescind the exercise election. Due to the beneficial ownership limitation provisions, 3,912 shares of the Existing Warrants and Investment Options exercised were initially unissued and held in abeyance for the benefit of the Holder until notice is received from the Holder that the shares may be issued in compliance with such limitation. The Company engaged Roth Capital Partners, LLC (“Roth”) to act as its financial advisor in connection with the transactions summarized above and has paid Roth approximately $144,000 for its services, in addition to reimbursement for certain expenses. Roth was also issued warrants to purchase up to 374 shares of common stock. The Roth Warrants have the same terms as the Inducement Warrants. The grant date fair value of these Roth Warrants was estimated to be $77,991 on December 28, 2023 and were charged to additional paid in capital as issuance costs. The Company also incurred legal fees of $17,254 related to the transactions above that were charged to additional paid in capital as issuance costs.

The Company also agreed to file a registration statement on Form S-3 covering the resale of the Inducement Warrant Shares issued or issuable upon the exercise of the Inducement Warrants (the “Resale Registration Statement”) by January 8, 2024 (filed January 11, 2024). In the Inducement Letters, the Company agreed not to issue any shares of common stock or common stock equivalents or to file any other registration statement with the SEC (in each case, subject to certain exceptions) for a period ending on February 26, 2024. The Company also agreed not to effect or agree to effect any variable rate transaction (as defined in the Inducement Letters) until December 28, 2024. See the Equity Distribution Agreement section of this Note.

In connection with this transaction, the Company determined the fair value of the Existing Warrants and Investment Options immediately prior to the Inducement Letters and the fair value of the amended warrants and investment options immediately after the Inducement Letters. The pre-modification measurement of fair value of the Existing Warrants and Investment Options were determined utilizing a Black-Scholes model considering all relevant assumptions current at the date of modification (i.e. for the Existing Warrants share price of $280.80, exercise price of $1,400.40, term of 3.6 years, volatility of 94%, risk-free rate of 3.96%, and expected dividend rate of 0%, resulting in a fair value per share of $97.20 and for the Investment Options share price of $280.80, exercise price of $1,400.40, term of 4.1 years, volatility of 95%, risk-free rate of 3.90%, and expected dividend rate of 0%, resulting in a fair value per share of $111.60). The total fair value of the 678 Existing Warrants and 5,556 Investment Options was $65,349 and $618,648, respectively. The post-modification fair value was determined using the intrinsic value of $34.20 due to the inducement and totaled $23,180 and $190,000 for the Existing Warrants and Investment Options, respectively. The change in fair value from the date of the modification prior to modification and the fair value on the date of the modification after the modification, but prior to exercise was $470,817, which was reflected as an inducement gain, within other expenses on the Company’s consolidated statement of operations and comprehensive loss.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The grant date fair value of these Inducement Warrants was estimated to be $2,599,552 on December 28, 2023 and the proceeds of $280,500, which were received on January 2, 2024, for the issuance of the Inducement Warrants is reflected as inducement expense, within other expenses on the Company’s consolidated statement of operations and comprehensive loss.

The Company established the initial fair value of its equity classified Inducement Warrants at the date of issuance on December 28, 2023. The Company used a Black Scholes valuation model in order to determine their value. The key inputs into the Black Scholes valuation model for the valuation of the warrants are below:

Roth and Inducement Warrants
December 28, 2023
Term (years)	5.0
Stock price	$280.80
Exercise price	$246.60
Dividend yield	—%
Expected volatility	92.0%
Risk free interest rate	3.80%

Number of warrants	12,841
Value (per share)	$208.80

Series C Preferred Shares

On May 3, 2022, the Board of Directors (the “Board”) declared a dividend of one one-thousandth of a share of the Company’s Series C Preferred Stock (“Series C Preferred Stock”) for each outstanding share of the Company’s common stock held of record as of 5:00 p.m. Eastern Time on May 13, 2022 (the “Record Date”). This dividend was based on the number of outstanding shares of common stock prior to the Reverse Stock Split. The outstanding shares of Series C Preferred Stock were entitled to vote together with the outstanding shares of the Company’s common stock, as a single class, exclusively with respect to a proposal giving the Board the authority, as it determines appropriate, to implement a reverse stock split within twelve months following the approval of such proposal by the Company’s stockholders (the “Reverse Stock Split Proposal”), as well as any proposal to adjourn any meeting of stockholders called for the purpose of voting on the Reverse Stock Split Proposal (the “Adjournment Proposal”).

The Company held a special meeting of stockholders on July 14, 2022 (the “Special Meeting”) for the purpose of voting on, among other proposals, a Reverse Stock Split Proposal and an Adjournment Proposal. All shares of Series C Preferred Stock that were not present in person or by proxy at the Special Meeting were automatically redeemed by the Company immediately prior to the opening of the polls at Special Meeting (the “Initial Redemption”). All shares that were not redeemed pursuant to the Initial Redemption were redeemed automatically upon the approval by the Company’s stockholders of the Reverse Stock Split Proposal at the Special Meeting (the “Subsequent Redemption” and, together with the Initial Redemption, the “Redemption”). Each share of Series C Preferred Stock was entitled to receive $0.10 in cash for each 10 whole shares of Series C Preferred Stock immediately prior to the Redemption. As of June 30, 2022, there were 52,684.548 shares of Series C Preferred Stock issued and outstanding. As of December 31, 2022, both the Initial Redemption and the Subsequent Redemption had occurred. As a result, no shares of Series C Preferred Stock remain outstanding. As of December 31, 2024 and 2023, there are 100,000 shares of Series C Preferred Stock authorized for future issuances.